UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02258

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Eaton Vance Municipals Trust
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Eaton Vance Arizona Municipals Fund                                                                                        as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 6.7%
$250	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.66%, 7/1/25 (1)(2)	$274,042
750	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.66%, 7/1/37 (1)(2)	786,945
4,000	Salt River, Agriculture Improvement and Power District, 4.75%, 1/1/35	4,033,440
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	1,025,820
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/37	1,036,220
		$7,156,467
Escrowed/Prerefunded — 13.0%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), Prerefunded to 12/1/12, 5.75%, 12/1/32	$719,628
500	Glendale Industrial Development Authority, (Midwestern University), Prerefunded to 5/15/11, 5.75%, 5/15/21	540,600
1,250	Maricopa County, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,259,862
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	5,387,250
6,500	Phoenix Industrial Development Authority, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,951,050
1,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), Prerefunded to 12/01/11, 5.70%, 12/1/21	1,089,490
		$13,947,880
General Obligations — 3.6%
$1,125	Puerto Rico, 0.00%, 7/1/18	$706,815
1,485	Tempe, 3.75%, 7/1/24	1,374,249
1,600	Tucson, 5.375%, 7/1/21	1,791,232
		$3,872,296
Health Care-Miscellaneous — 0.9%
$500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.25%, 12/1/36	$478,705
500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	500,185
		$978,890

1

Hospital — 9.5%
$1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	$1,238,548
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	718,440
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	473,590
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,542,195
1,250	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,276,525
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,404,054
2,500	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	2,540,775
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	960,240
		$10,154,367
Industrial Development Revenue — 0.6%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$652,639
		$652,639
Insured-Education — 2.7%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,046,470
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,852,866
		$2,899,336
Insured-Electric Utilities — 5.0%
$1,325	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$1,317,315
1,000	Mesa, Utility System, (FGIC), 5.00%, 7/1/23	1,086,890
1,120	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,071,426
515	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	529,811
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	1,348,904
		$5,354,346
Insured-Escrowed/Prerefunded — 7.0%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,208,920
1,000	Mesa Industrial Development Authority, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,053,300

2

$1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	$1,059,150
2,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	2,115,226
500	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	538,360
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	519,885
1,000	Yuma Industrial Development Authority, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,061,200
		$7,556,041
Insured-General Obligations — 10.7%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$345,224
1,300	Goodyear, (MBIA), 3.00%, 7/1/26	1,034,943
2,920	Maricopa County, Elementry School District No. 3, (FSA), 5.00%, 7/1/25	3,154,038
1,425	Maricopa County, Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	1,501,380
1,200	Maricopa County, Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,260,612
1,000	Pima County, Unified School District No. 1 Tucson, (Project of 2004), Series C, (FGIC), 5.00%, 7/1/27	1,051,190
2,350	Pinal County, Unified School District No. 43 Apache Junction, (FSA), 5.00%, 7/1/24	2,554,403
500	Puerto Rico, (FSA), Variable Rate, 6.266%, 7/1/27 (1)(2)	584,190
		$11,485,980
Insured-Hospital — 4.0%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,320,093
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,002,530
2,000	Maricopa County, Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37 (4)	2,032,420
		$4,355,043
Insured-Housing — 0.9%
$1,000	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$950,320
		$950,320
Insured-Lease Revenue/Certificates of Participation — 3.8%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,029,370
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	564,553

3

$500	Nogales, Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	$479,965
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	492,965
870	Puerto Rico Public Finance Corp., (Commenwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	954,573
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	520,295
		$4,041,721
Insured-Special Tax Revenue — 12.8%
$1,000	Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (MBIA), 4.50%, 7/1/24	$999,360
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,036,700
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	771,743
5,000	Downtown Phoenix Hotel Corp., (FGIC), 5.00%, 7/1/36	5,122,600
2,040	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27 (3)	2,340,482
3,670	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	343,732
680	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	110,738
1,345	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	205,731
1,080	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	156,589
2,000	Queen Creek, Excise Tax & State Shared, (MBIA), 5.00%, 8/1/27	2,099,840
550	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	544,385
		$13,731,900
Insured-Transportation — 8.3%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,077,700
1,725	Pima County, (AMBAC), 3.25%, 7/1/22	1,501,319
2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	2,231,720
1,900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	2,114,149
		$8,924,888
Insured-Water and Sewer — 2.9%
$1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,032,820
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,035,740
1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,042,130
		$3,110,690

4

Lease Revenue/Certificates of Participation — 0.7%
$750	Arizona Game and Fish Department & Commission, (AGF Adminstration Building), 5.00%, 7/1/32	$758,625
		$758,625
Other Revenue — 2.1%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,711,395
4,400	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	283,052
6,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	235,371
		$2,229,818
Senior Living/Life Care — 1.6%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (5)	$1,711,566
		$1,711,566
Special Tax Revenue — 3.9%
$2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,508,032
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,668,695
		$4,176,727
Student Loan — 1.9%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,009,020
		$2,009,020
Water and Sewer — 1.0%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,040,570
		$1,040,570
Total Tax-Exempt Investments — 103.6% (identified cost $106,879,844)		$111,099,130
Other Assets, Less Liabilities — (3.6)%		$(3,909,307)
Net Assets — 100.0%		$107,189,823

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
COP	—	Certificates of Participation
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

5

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 56.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 15.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $1,645,177 or 1.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default with respect to scheduled principal payments.

At October 31, 2007, the Fund had the following open futures contracts:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	20 U.S. Treasury Bond	Short	$(2,234,580)	$(2,251,875)	$(17,295)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,500,000	5.503%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(68,709)
Morgan Stanley Capital Services, Inc.	$1,350,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(12,672)
Morgan Stanley Capital Services, Inc.	$3,500,000	3.93%	USD-BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$60,701
					$(20,680)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

6

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,967,734
Gross unrealized appreciation	$5,167,611
Gross unrealized depreciation	(626,215)
Net unrealized appreciation	$4,541,396

7

Eaton Vance Colorado Municipals Fund                                                                                     as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.1%

Principal Amount (000’s omitted)	Security	Value
Education — 2.4%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,019,220
		$1,019,220
Electric Utilities — 2.5%
$500	Colorado Springs, Utilities, 4.75%, 11/15/34	$501,030
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.66%, 7/1/25 (1)(2)	137,021
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.66%, 7/1/37 (1)(2)	393,472
		$1,031,523
Escrowed / Prerefunded — 10.1%
$350	Aspen Valley, Hospital District, Prerefunded to 4/15/10, 6.80%, 10/15/24	$376,456
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	559,675
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,027,884
3,000	Dawson Ridge, Metropolitan District #1, Series B, Escrowed to Maturity, 0.00%, 10/1/22	1,517,850
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	767,603
		$4,249,468
Hospital — 8.7%
$500	Aspen Valley, Hospital District, 5.00%, 10/15/26	$479,590
750	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), Variable Rate, 5.25%, 11/15/35	764,302
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	700,800
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	503,235
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	322,662
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37 (3)	345,698
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	512,200
		$3,628,487

1

Housing — 5.4%
$990	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$1,007,671
900	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	901,341
325	Lake Creek, (Affordable Housing Corp.) Multifamily, 6.25%, 12/1/23	336,713
		$2,245,725
Industrial Development Revenue — 8.2%
$500	Colorado Health Facilities Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$532,075
230	Denver, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	209,958
220	Denver, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	215,426
750	Fort Collins Pollution Control Revenue, (Anheuser-Busch Co., Inc.), 4.70%, 9/1/40	700,125
340	Park Meadows, Business Improvement District, 5.35%, 12/1/31	329,474
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	499,980
525	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	490,129
500	Walker Field, Public Airport Authority, 4.75%, 12/1/27	460,145
		$3,437,312
Insured-Education — 8.7%
$1,900	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), 5.00%, 3/1/35 (4)	$2,056,294
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	326,844
1,000	University of Colorado Enterprise System, (MBIA), 4.25%, 6/1/30	949,370
320	University of Northern Colorado, (FSA), 5.00%, 6/1/35	330,483
		$3,662,991
Insured-Electric Utilities — 2.1%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$894,248
		$894,248
Insured-General Obligations — 9.0%
$270	Castle Pines, North Metropolitan District, (FSA), 5.00%, 12/1/27	$281,750
1,000	Castlewood Ranch, Metropolitan District, (XLCA), 4.25%, 12/1/34	927,960
750	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	699,578
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,086,540

2

$200	Puerto Rico, (FSA), Variable Rate, 6.266%, 7/1/27 (1)(2)	$233,676
500	West Metropolitan Fire Protection District, (MBIA), 5.25%, 12/1/21	542,235
		$3,771,739
Insured-Hospital — 1.8%
$750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	$772,028
		$772,028
Insured-Lease Revenue / Certificates of Participation — 3.1%
$1,200	Puerto Rico Public Finance Corp., (Commenwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (5)	$1,316,652
		$1,316,652
Insured-Special Tax Revenue — 11.7%
$925	Commerce City, Sales and Use Tax, (AMBAC), 4.75%, 8/1/33	$930,134
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	491,225
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,568,415
880	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	839,661
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,055,600
		$4,885,035
Insured-Transportation — 16.1%
$1,000	Denver, City and County Airport Revenue, (MBIA), (AMT), 5.00%, 11/15/30	$1,014,970
2,750	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	1,912,020
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41 (6)	1,823,728
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,004,322
		$6,755,040
Insured-Water and Sewer — 2.9%
$200	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$191,312
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,042,630
		$1,233,942

3

Senior Living / Life Care — 3.5%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$380,032
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	753,308
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23 (7)	337,586
		$1,470,926
Special Tax Revenue — 2.7%
$400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$412,724
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	366,048
350	Black Hawk, Device Tax, 5.00%, 12/1/18	351,719
		$1,130,491
Transportation — 0.7%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$296,055
		$296,055
Water and Sewer — 1.5%
$540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	$612,716
		$612,716
Total Tax-Exempt Investments — 101.1% (identified cost $41,558,827)		$42,413,598
Other Assets, Less Liabilities — (1.1)%		$(464,505)
Net Assets — 100.0%		$41,949,093

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 54.9% of total investments are backed by bond insurance of various financial institutions

4

and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.7% to 15.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $764,169 or 1.8% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(5)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Defaulted bond.

A summary of financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	100 U.S. Treasury Bond	Short	$(11,157,630)	$(11,259,375)	$(101,745)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$675,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(7,071)
					$(7,071)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$40,714,350
Gross unrealized appreciation	$1,546,054
Gross unrealized depreciation	(646,806)
Net unrealized appreciation	$899,248

5

Eaton Vance Connecticut Municipals Fund                                                                                as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.3%

Principal Amount (000’s omitted)	Security	Value
Education — 4.8%
$500	Connecticut Health and Educational Facility Authority, (Canterbury School), (RADIAN), 5.00%, 7/1/36	$491,735
2,500	Connecticut Health and Educational Facility Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,541,975
2,000	Connecticut Health and Educational Facility Authority, (Yale University), 5.00%, 7/1/42	2,050,920
1,350	University of Connecticut, 5.00%, 5/15/23	1,406,646
		$6,491,276
Electric Utilities — 2.4%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,221,934
		$3,221,934
Escrowed/Prerefunded — 4.3%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,238,158
1,500	Connecticut Health and Educational Facility Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,606,215
795	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	861,057
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	204,348
		$5,909,778
General Obligations — 6.6%
$1,750	Connecticut, 0.00%, 11/1/09	$1,631,717
900	Connecticut, 4.50%, 11/1/23	915,669
1,475	North Haven, 5.00%, 7/15/23	1,610,493
1,490	North Haven, 5.00%, 7/15/25	1,626,991
1,065	Puerto Rico, 0.00%, 7/1/15	777,003
400	Redding, 5.50%, 10/15/18	452,604
650	Redding, 5.625%, 10/15/19	744,588
535	Wilton, 5.25%, 7/15/18	597,440
535	Wilton, 5.25%, 7/15/19	598,852
		$8,955,357
Housing — 0.6%
$780	Connecticut Housing Financial Authority, 4.70%, 5/15/28	$780,835
		$780,835

1

Industrial Development Revenue — 9.0%
$1,500	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	$1,437,465
3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	3,067,084
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,501,980
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	699,972
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,363,203
1,320	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	1,232,326
		$12,302,030
Insured-Education — 10.4%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,181,621
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,299,649
1,550	Connecticut Health and Educational Facility Authority, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,589,850
5,305	Connecticut Health and Educational Facility Authority, (Trinity College), (MBIA), 5.50%, 7/1/21 (1)	6,066,904
1,000	Connecticut Health and Educational Facility Authority, (Westminster School), (MBIA), 5.00%, 7/1/29	1,015,910
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	1,057,240
		$14,211,174
Insured-Electric Utilities — 6.3%
$4,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$4,475,200
750	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (2)	757,935
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (2)	3,372,260
		$8,605,395
Insured-Escrowed/Prerefunded — 6.2%
$1,000	Connecticut Health and Educational Facility Authority, (Greenwich Academy), (FSA), Prerefunded to 3/1/11, 5.00%, 3/1/32	$1,057,780
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,056,870
1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	1,602,585
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (2)	2,642,743
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	549,000
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,566,585
		$8,475,563

2

Insured-General Obligations — 11.5%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$3,959,281
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,468,171
3,600	Connecticut, (AMBAC), 5.25%, 6/1/19 (2)	4,001,436
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,113,700
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,045,990
1,500	Hartford, (AMBAC), 5.00%, 8/15/26	1,596,030
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,065,070
350	Puerto Rico, (FSA), Variable Rate, 6.266%, 7/1/27 (3)(4)	408,933
		$15,658,611
Insured-Hospital — 7.1%
$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	$2,114,000
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	1,040,280
1,350	Connecticut Health and Educational Facility Authority, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,351,026
5,000	Connecticut Health and Educational Facility Authority, (Yale-New Haven Hospital), (AMBAC), 5.00%, 7/1/31	5,186,550
		$9,691,856
Insured-Housing — 0.7%
$1,000	Connecticut Housing Authority, Housing Mortgage, (AMBAC), 5.10%, 11/15/38 (5)	$991,510
		$991,510
Insured-Lease Revenue/Certificates of Participation — 4.7%
$3,250	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$3,705,780
2,400	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (2)	2,633,304
		$6,339,084
Insured-Other Revenue — 1.3%
$550	Connecticut Health and Educational Facility Authority, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$560,268
1,150	Connecticut Health and Educational Facility Authority, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,176,105
		$1,736,373
Insured-Pooled Loans — 0.8%
$1,040	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,063,868
		$1,063,868
Insured-Special Tax Revenue — 2.4%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,104,500

3

$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27 (2)	$1,147,296
		$3,251,796
Insured-Transportation — 8.6%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,594,215
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	533,710
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,246,315
900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (2)	1,001,439
3,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (2)	3,338,130
		$11,713,809
Insured-Water and Sewer — 5.8%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$942,030
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	1,009,950
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,082,920
3,420	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/24	3,820,072
		$7,854,972
Lease Revenue/Certificates of Participation — 1.6%
$1,830	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$2,199,751
		$2,199,751
Other Revenue — 0.7%
$8,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$559,671
11,375	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	399,604
		$959,275
Senior Living/Life Care — 0.7%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$962,590
		$962,590
Solid Waste — 2.0%
$2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,751,568
		$2,751,568
Special Tax Revenue — 6.6%
$3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12 (6)	$3,457,073

4

$2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	$2,259,620
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	3,345,766
		$9,062,459
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$545,280
		$545,280
Water and Sewer — 1.8%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,353,238
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,129,953
		$2,483,191
Total Tax-Exempt Investments — 107.3% (identified cost $140,568,100)		$146,219,335
Other Assets, Less Liabilities — (7.3)%		$(10,010,080)
Net Assets — 100.0%		$136,209,255

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
RADIAN	—	Radian Group, Inc.
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 63.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 20.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $408,933 or 0.3% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.

5

(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	28 U.S. Treasury Note	Short	$(3,058,684)	$(3,080,438)	$(21,754)
12/07	61 U.S. Treasury Bond	Short	$(6,749,818)	$(6,868,219)	$(118,401)
					$(140,155)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$2,475,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(25,928)
					$(25,928)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$128,735,904
Gross unrealized appreciation	$6,122,824
Gross unrealized depreciation	(409,393)
Net unrealized appreciation	$5,713,431

6

Eaton Vance Michigan Municipals Fund                                                                                     as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.0%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,306,237
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	752,370
		$2,058,607
Electric Utilities — 2.3%
$375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.66%, 7/1/25 (1)(2)	$411,064
1,125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.66%, 7/1/37 (1)(2)	1,180,417
		$1,591,481
Escrowed/Prerefunded — 4.0%
$750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$815,018
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	855,641
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,094,420
		$2,765,079
General Obligations — 2.7%
$500	Kent County Building Authority, 5.50%, 6/1/26	$577,275
1,250	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	1,295,750
		$1,873,025
Hospital — 20.7%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$523,150
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	419,225
530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	527,493
325	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	328,656
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,018,540
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,515,885
1,820	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,817,143
1,000	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	993,960

1

$1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	$1,560,300
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,488,405
2,000	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,987,820
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,007,300
		$14,187,877
Insured-Education — 6.9%
$795	Ferris State University, (AMBAC), 5.00%, 10/1/23 (3)	$798,601
3,800	Wayne University, (MBIA), 5.00%, 11/15/37	3,944,286
		$4,742,887
Insured-Electric Utilities — 3.5%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,072,260
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	332,574
		$2,404,834
Insured-Escrowed/Prerefunded — 12.1%
$2,000	Detroit, School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,166,960
205	Ferris State University, (AMBAC), Prerefunded to 4/1/08, 5.00%, 10/1/23	206,314
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,065,870
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,305,703
1,500	Wyoming, Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	1,512,540
1,000	Zeeland, Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,026,460
		$8,283,847
Insured-General Obligations — 28.1%
$1,200	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$1,145,724
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	643,391
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,207,160
2,500	Detroit, School District, (FSA), 5.25%, 5/1/32	2,778,600
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,035,030
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,032,490
1,900	Holland, School District, (AMBAC), 0.00%, 5/1/17	1,278,605
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,034,460
2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	1,703,581
500	Otsego, Public School District, (FSA), 4.25%, 5/1/34	469,350

2

$2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	$3,023,077
350	Puerto Rico, (FSA), Variable Rate, 6.266%, 7/1/27 (1)(2)	408,933
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,510,432
2,115	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,977,377
		$19,248,210
Insured-Housing — 0.3%
$190	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$191,022
		$191,022
Insured-Transportation — 4.6%
$1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)	$1,112,710
2,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	2,013,540
		$3,126,250
Other Revenue — 1.9%
$1,300	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$1,295,203
		$1,295,203
Special Tax Revenue — 7.3%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,039,993
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,070,740
1,090	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	1,127,322
10,000	Puerto Rico Sales Tax Financing, Series A, 0.00%, 8/1/56	788,200
		$5,026,255
Transportation — 4.4%
$3,000	Kent County Airport Facility, 5.00%, 1/1/25 (4)	$3,029,520
		$3,029,520
Total Tax-Exempt Investments — 101.8% (identified cost $66,465,401)		$69,824,097
Other Assets, Less Liabilities — (1.8)%		$(1,200,967)
Net Assets — 100.0%		$68,623,130

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at  October 31, 2007, 54.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 20.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $2,000,414 or 2.9% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	15 U.S. Treasury Note	Short	$(1,638,580)	$(1,650,234)	$(11,654)
12/07	128 U.S. Treasury Bond	Short	$(14,229,458)	$(14,412,000)	$(182,542)
					$(194,196)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$1,150,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(12,047)
					$(12,047)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$63,417,466
Gross unrealized appreciation	$3,859,351
Gross unrealized depreciation	(452,720)
Net unrealized appreciation	$3,406,631

5

Eaton Vance Minnesota Municipals Fund                                                                                   as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Principal Amount (000’s omitted)	Security	Value
Education — 11.9%
$350	Hopkins, (Blake School), 4.625%, 9/1/24	$350,665
750	Minnesota Higher Education Facilities Authority, (Augsburg College), 5.00%, 5/1/36	724,050
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,274,350
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	991,777
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,413,465
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	584,832
1,000	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	938,660
1,000	Minnesota University, (State Supported Stadium Debt), 5.00%, 8/1/29	1,042,010
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,421,704
		$8,741,513
Electric Utilities — 5.0%
$750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	$760,253
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,029,300
800	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)	866,472
		$3,656,025
Escrowed/Prerefunded — 7.1%
$1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,125,193
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,084,227
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,019,920
		$5,229,340
General Obligations — 3.8%
$750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$773,685
500	Dakota County, Community Development Agency, (Senior Housing Facilities), Series A, 5.125%, 1/1/35	513,975
635	Golden Valley, 4.75%, 2/1/24	655,847
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	837,779
		$2,781,286

1

Hospital — 7.9%
$1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$985,880
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	728,308
500	Northfield, Hospital Revenue, 5.375%, 11/1/31	494,025
3,000	Rochester Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27 (1)	3,053,385
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	495,345
		$5,756,943
Housing — 6.3%
$500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$510,265
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	958,240
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	486,995
1,000	Minnesota Housing Finance Agency, (AMT), Variable Rate, 4.80%, 7/1/38	951,730
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,679,750
		$4,586,980
Industrial Development Revenue — 1.4%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,004,810
		$1,004,810
Insured-Education — 2.1%
$1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,036,660
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	525,175
		$1,561,835
Insured-Electric Utilities — 11.1%
$2,000	Rochester Electric, (MBIA), 4.50%, 12/1/26	$1,996,120
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21 (2)	532,171
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,557,700
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	1,033,740
		$8,119,731
Insured-Escrowed/Prerefunded — 7.0%
$500	Columbia Heights, Multifamily, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$589,830
1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), Prerefunded to 2/1/13, 5.00%, 2/1/20	1,356,487

2

$1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	$1,578,195
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	1,585,990
		$5,110,502
Insured-General Obligations — 14.1%
$2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	$766,353
2,000	Chaska, Independent School District No. 112, (MBIA), 4.50%, 2/1/28	1,993,280
1,000	Dayton, (XLCA), 4.375%, 2/1/34	954,120
1,000	Farmington, Independent School District No. 192, (FSA), 4.50%, 2/1/22	1,016,140
1,005	Fergus Falls, Independent School District No. 544, (FSA), 4.625%, 1/1/28	1,013,060
1,040	Kingsland, Independent School District No. 2137, (FSA), 4.375%, 2/1/27	1,022,393
450	Prior Lake, Independant School District No. 719, (FSA), 4.25%, 2/1/26	434,169
1,000	Rosemount, Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,050,030
1,000	Spring Lake Park, Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,056,300
1,000	St. Francis, Independent School District No. 15, (MBIA), 5.00%, 2/1/27	1,050,950
		$10,356,795
Insured-Hospital — 3.4%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/30	$1,033,740
1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,026,270
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	451,359
		$2,511,369
Insured-Other Revenue — 1.2%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$838,240
		$838,240
Insured-Special Tax Revenue — 4.3%
$2,000	St. Paul, Sales Tax Reveue, Series A, (XLCA), 5.00%, 11/1/30	$2,097,060
1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	1,041,160
		$3,138,220
Insured-Transportation — 2.0%
$1,500	Minneapolis and St. Paul, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	$1,455,795
		$1,455,795

3

Miscellaneous — 2.8%
$2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,062,620
		$2,062,620
Pooled Loans — 2.2%
$1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	$1,625,287
		$1,625,287
Senior Living/Life Care — 2.2%
$670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	$672,740
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24	952,985
		$1,625,725
Special Tax Revenue — 4.2%
$2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$2,026,380
1,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	1,009,160
		$3,035,540
Total Tax-Exempt Investments (identified cost $70,003,511)		$73,198,556

Short-Term Investments — 1.5%

Principal Amount (000’s omitted)	Description	Value
$1,100	Minnesota Higher Education Facilities Authority, (University of St. Thomas), Series 6 - H, Variable Rate, 3.43%, 10/1/32	$1,100,000
Total Short-Term Investments (identified cost $1,100,000)		$1,100,000
Total Investments — 101.5% (identified cost $71,103,511)		$74,298,556
Other Assets, Less Liabilities — (1.5)%		$(1,076,393)
Net Assets — 100.0%		$73,222,163

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 43.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 19.3% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	9 U.S. Treasury Bond	Short	$(1,005,561)	$(1,013,344)	$(7,783)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,500,000	5.503%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(29,447)
Morgan Stanley Capital Services, Inc.	$350,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(3,285)
Morgan Stanley Capital Services, Inc.	$1,900,000	3.93%	USD-BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$39,637
					$6,905

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$69,198,537
Gross unrealized appreciation	$2,735,979
Gross unrealized depreciation	(535,960)
Net unrealized appreciation	$2,200,019

5

Eaton Vance New Jersey Municipals Fund                                                                                  as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.4%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 0.1%
$260	New Jersey Economic Development Authority, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$260,348
		$260,348
Education — 5.0%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$752,520
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	740,340
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	665,425
7,980	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/30	8,026,204
4,385	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	4,389,867
1,025	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,028,444
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	865,929
		$16,468,729
Electric Utilities — 3.0%
$9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,861,880
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,302,640
2,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,544,750
		$9,709,270
Escrowed/Prerefunded — 3.8%
$885	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), Prerefunded to 7/1/12, 5.75%, 7/1/25	$967,411
4,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29 (1)	4,332,360
3,175	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	3,675,793
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	3,473,190
		$12,448,754
General Obligations — 0.8%
$3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,747,580
		$2,747,580

Health Care-Miscellaneous — 0.3%
$1,095	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,112,356
		$1,112,356
Hospital — 13.0%
$600	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$590,742
1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,620,831
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,204,584
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,312,707
1,115	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,165,610
13,360	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	13,415,043
1,250	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.00%, 7/1/26	1,206,525
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17 (2)	3,043,260
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,595,967
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,798,820
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,553,792
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,029,517
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,075,520
4,300	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	4,331,304
4,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	4,021,424
		$42,965,646
Housing — 2.1%
$2,280	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	$2,257,519
2,185	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), Series T, (AMT), 4.70%, 10/1/37	2,062,706
2,635	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), Series T, (AMT), 5.00%, 10/1/37 (3)	2,608,650
		$6,928,875

Industrial Development Revenue — 5.8%
$2,500	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 5.75%, 9/15/32	$2,571,750
6,780	New Jersey Economic Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	6,360,386
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,897,256
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	2,168,269
6,465	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	6,035,595
		$19,033,256
Insured-Education — 1.7%
$1,260	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/36	$1,204,598
1,725	New Jersey Educational Facilities Authority, (Richard Stockton College), (MBIA), 4.25%, 7/1/36	1,642,217
3,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 3.00%, 7/1/29	2,713,830
		$5,560,645
Insured-Electric Utilities — 1.3%
$3,900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	$4,383,938
		$4,383,938
Insured-Escrowed/Prerefunded — 2.1%
$2,520	New Jersey Health Care Facilities Financing Authority, (Saint Barnabas Corp.), (MBIA), Escrowed to Maturity, 0.00%, 7/1/23	$1,252,994
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	126,878
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,805,134
3,550	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	3,752,936
		$6,937,942
Insured-Gas Utilities — 3.1%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40 (1)	$10,027,600
		$10,027,600
Insured-General Obligations — 11.0%
$1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	$1,425,952
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,760,401
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,114,270
3,050	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/35	779,580
3,100	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/36	754,850

$5,350	Irvington Township, (FSA), 0.00%, 7/15/22	$2,784,621
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,639,262
11,735	Jackson Township School District, (MBIA), 2.50%, 6/15/27	8,634,378
1,320	Livingston Township School District, (FGIC), 4.25%, 7/15/36	1,321,465
1,300	Livingston Township School District, (FGIC), 4.25%, 7/15/37	1,301,443
1,395	Monroe Township Board of Education Middlesex County, (MBIA), 4.625%, 4/1/34	1,402,491
825	Monroe Township Board of Education Middlesex County, (MBIA), 4.75%, 4/1/36	835,535
1,360	Nutley School District (MBIA), 4.50%, 7/15/29	1,373,246
1,695	Nutley School District (MBIA), 4.75%, 7/15/30	1,740,680
2,230	Nutley School District (MBIA), 4.75%, 7/15/31	2,286,553
2,330	Nutley School District (MBIA), 4.75%, 7/15/32	2,387,038
825	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	813,054
1,600	Sparta Township School District, (FSA), 4.30%, 2/15/32	1,555,456
1,550	Sparta Township School District, (FSA), 4.30%, 2/15/34	1,501,470
		$36,411,745
Insured-Hospital — 3.3%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,637,040
3,000	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,682,700
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,651,061
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), 0.00%, 7/1/23	1,719,746
		$10,690,547
Insured-Lease Revenue/Certificates of Participation — 1.9%
$1,585	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$1,610,297
3,315	Hudson County Improvements Authority, (FSA), 4.50%, 4/1/35	3,301,939
1,435	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	1,479,356
		$6,391,592
Insured-Special Tax Revenue — 6.7%
$10,620	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$4,909,945
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,232,440
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	5,203,321
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,308,409
10	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	11,473
4,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27 (1)	4,818,639

$12,215	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$1,144,057
2,260	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	368,041
4,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	685,261
3,580	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	519,064
		$22,200,650
Insured-Transportation — 11.4%
$6,465	Delaware River Joint Toll Bridge Commission, (MBIA), Series A, 4.50%, 7/1/37	$6,427,956
1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	1,748,214
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,389,523
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,711,420
2,680	Morristown Parking Authority, (MBIA), 4.50%, 8/1/37	2,664,590
4,000	New Jersey Transportation Trust Fund Authority, (AMBAC), Variable Rate, 7.91%, 12/15/37 (4)(5)	4,211,120
2,400	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	2,681,352
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	373,877
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.033%, 1/1/16 (6)	6,503,950
2,970	Newark Housing Authority, (Newark Redevelopment Project), (MBIA), 4.375%, 1/1/37	2,884,019
1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	1,138,390
		$37,734,411
Insured-Water and Sewer — 5.4%
$1,590	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$1,654,300
9,805	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	9,922,464
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	6,152,434
		$17,729,198
Lease Revenue/Certificates of Participation — 3.1%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$901,231
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,005,985
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,352,913
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,542,239
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,471,720
		$10,274,088
Other Revenue — 4.9%
$16,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$1,029,280
23,290	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	818,178
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	6,336,940
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	1,415,680
7,875	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	6,570,270
		$16,170,348

Senior Living/Life Care — 3.2%
$2,650	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$2,677,507
2,115	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	2,125,744
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25 (7)	2,869,296
3,075	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	2,844,836
		$10,517,383
Special Tax Revenue — 6.1%
$7,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34 (1)	$7,362,880
300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	301,566
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	514,773
11,645	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	12,043,725
		$20,222,944
Transportation — 6.7%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94 (8)	$22,105,550
		$22,105,550
Water and Sewer — 1.6%
$5,310	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,400,111
		$5,400,111
Total Tax-Exempt Investments — 107.4% (identified cost $340,770,323)		$354,433,506
Other Assets, Less Liabilities — (7.4)%		$(24,479,284)
Net Assets — 100.0%		$329,954,222

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
RITES	—	Residual Interest Tax-Exempt Securities
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 44.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 19.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(3)	When-issued security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $4,211,120 or 1.3% of the net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.
(7)	Security is in default with respect to scheduled interest payments.
(8)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	518 U.S. Treasury Bond	Short	$(57,914,716)	$(58,323,563)	$(408,847)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$10,000,000	4.003%	USD-BMA Municipal Swap	July 24, 2008/ July 24, 2038
			Index		$154,279
Lehman Brothers, Inc.	$13,225,000	5.503%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(259,623)
Merrill Lynch Capital Services, Inc.	$12,175,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(127,544)
Morgan Stanley Capital Services, Inc.	$4,100,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(38,484)
					$(271,372)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$299,128,329
Gross unrealized appreciation	$47,066,071
Gross unrealized depreciation	(18,380,894)
Net unrealized appreciation	$28,685,177

Eaton Vance Pennsylvania Municipals Fund                                                                              as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.5%
$1,465	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,521,007
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,053,950
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,004,630
		$7,579,587
Education — 3.5%
$6,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$6,059,256
1,000	Pennsylvania Higher Educational Facilities, (La Salle University), Series A, 5.00%, 5/1/37	977,370
3,500	Pennsylvania University, Series A, 4.25%, 8/15/36	3,398,010
		$10,434,636
Electric Utilities — 0.8%
$2,250	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,302,290
		$2,302,290
Escrowed/Prerefunded — 4.4%
$2,000	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$2,209,220
675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	748,008
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,346,718
3,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	3,700,620
1,800	Grove City, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,862,424
2,500	Lancaster County Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	2,747,200
500	Montgomery County, Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/24	536,715
		$13,150,905
General Obligations — 0.4%
$1,000	Radnor Township, 5.125%, 7/15/34	$1,036,820
		$1,036,820

1

Hospital — 9.7%
$3,060	Hazelton, Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,951,125
3,225	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	2,999,766
2,150	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,234,172
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,092,800
2,000	Monroe County Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	2,249,680
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,378,964
7,375	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	6,942,087
1,885	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,974,783
		$28,823,377
Housing — 5.0%
$1,475	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$1,435,676
4,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	3,741,120
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,942,266
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	5,755,691
		$14,874,753
Industrial Development Revenue — 1.2%
$500	Erie, Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$507,740
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,501,860
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,453,080
		$3,462,680
Insured-Education — 5.5%
$1,000	Chester County Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,025,660
2,165	Cumberland County, Municipal Authority, (Dickinson College), (MBIA), 4.50%, 5/1/37	2,101,327
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	1,416,595
2,500	Pennsylvania Higher Educational Facilities Authority, (MBIA), 5.00%, 6/15/23	2,629,450
5,750	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	5,566,057

2

$2,850	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	$2,767,207
965	Pennsylvania Higher Educational Facilities Authority, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	967,837
		$16,474,133
Insured-Electric Utilities — 2.9%
$8,490	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27 (2)	$8,638,631
		$8,638,631
Insured-Escrowed/Prerefunded — 11.6%
$2,540	Allegheny County, Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,711,145
2,500	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,527,525
2,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,525,414
2,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,449,052
3,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,901,385
1,750	Lower Moreland, Township Authority, Sewer Revenue, (FSA), Prerefunded to 8/1/09, 5.00%, 8/1/29	1,796,340
2,320	McKeesport, Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,019,918
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,370,528
1,000	Philadelphia, School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,077,260
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27	3,198,810
5,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (2)	5,286,347
4,000	Spring Ford, Area School District, (FGIC), Prerefunded to 3/1/09, 4.75%, 3/1/25	4,068,320
2,610	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,474,989
5,780	Westmoreland, Municipal Authority, (FGIC), Series A, Escrowed to Maturity, 0.00%, 8/15/20	3,085,017
5,400	Westmoreland, Municipal Authority, (FGIC), Series C, Escrowed to Maturity, 0.00%, 8/15/20	3,098,898
		$34,590,948
Insured-General Obligations — 14.0%
$2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/20	$1,238,224
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/21	1,175,663
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/22	1,116,574
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/23	1,057,810
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,594,317

3

$5,175	Hazelton, School District, (FGIC), 0.00%, 3/1/21	$2,866,536
1,000	Hopewell, School District, (FSA), 0.00%, 9/1/22	514,550
2,000	Hopewell, School District, (FSA), 0.00%, 9/1/26	835,320
1,315	Lake Lehman, School District, (MBIA), 0.00%, 4/1/26	559,940
1,430	Mars Area, School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,122,479
1,100	McKeesport, Area School District, (AMBAC), 0.00%, 10/1/25	481,899
2,340	McKeesport, Area School District, (AMBAC), 0.00%, 10/1/27	922,241
5,000	Montour School District, (FSA), 5.00%, 4/1/32	5,207,550
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,688,522
1,000	Northeastern York, School District, (FGIC), 5.00%, 4/1/30	1,045,420
785	Norwin, School District, (FSA), 4.50%, 4/1/35	766,239
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,572,858
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,486,986
3,540	Philadelphia, School District, (FGIC), 4.375%, 6/1/34	3,384,417
3,300	Puerto Rico, (FSA), Variable Rate, 6.266%, 7/1/27 (3)(4)	3,855,654
1,500	Puerto Rico, Series A, (MBIA), 5.50%, 7/1/20 (2)	1,708,180
655	Rochester, Area School District, (AMBAC), 0.00%, 5/1/10	598,886
		$41,800,265
Insured-Hospital — 5.0%
$3,750	Allegheny County, Hospital Authority, (Magee-Women’s Hospital), (FGIC), 0.00%, 10/1/15	$2,729,888
5,485	Erie County, Hospital Authority, (Hamot Health Foundation), (CIFG), 4.75%, 11/1/32	5,433,496
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,075,720
1,250	Sharon, Health System Authority, (Sharon Regional Health), (MBIA), 5.00%, 12/1/28	1,270,275
1,310	Washington County, Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,449,567
		$14,958,946
Insured-Industrial Development Revenue — 1.3%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,812,560
		$3,812,560
Insured-Lease Revenue/Certificates of Participation — 4.2%
$1,500	Puerto Rico Public Finance Corp., (Commenwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (2)	$1,645,815
9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28 (2)	10,814,420
		$12,460,235
Insured-Special Tax Revenue — 1.0%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$636,937
11,000	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,030,260
2,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	331,400

4

$4,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	$617,194
3,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	467,593
		$3,083,384
Insured-Transportation — 12.8%
$1,600	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	$1,643,568
7,950	Philadelphia Airport Revenue, (MBIA), (AMT), 4.75%, 6/15/35	7,596,384
6,000	Philadelphia, Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	6,123,720
3,300	Puerto Rico Commonwealth Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	3,636,666
6,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (2)	6,676,260
11,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/36	12,311,090
		$37,987,688
Insured-Utilities — 7.0%
$11,550	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37 (2)	$11,863,236
8,100	Philadelphia Gas Works Revenue, (FSA), 5.375%, 7/1/17 (2)	8,916,939
		$20,780,175
Insured-Water and Sewer — 10.8%
$5,275	Allegheny County, Sanitation Authority, (FGIC), 5.00%, 12/1/37	$5,476,189
460	Allegheny County, Sanitation Authority, (MBIA), 5.50%, 12/1/30	484,458
4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), Series A, (FGIC), (AMT), 5.00%, 2/1/40	3,999,680
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/35	5,693,531
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), Series B, (FGIC), (AMT), 5.00%, 11/1/36	4,141,211
1,000	Harrisburg, Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,030,330
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,309,722
7,500	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31 (2)	7,697,600
2,235	Westmoreland, Municipal Authority, (FGIC), 0.00%, 8/15/19	1,263,066
		$32,095,787
Nursing Home — 2.1%
$2,000	Allegheny County, Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,970,600
2,900	Montgomery, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,904,582
1,250	Westmoreland County, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,252,675
		$6,127,857
Senior Living/Life Care — 2.6%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27	$1,721,825
1,700	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,720,332

5

$1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	$1,894,913
600	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	586,164
900	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	851,076
1,100	Philadelphia, Higher Educational Facilities Authority, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,100,572
		$7,874,882
Special Tax Revenue — 2.5%
$7,285	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$7,534,438
		$7,534,438
Transportation — 0.9%
$1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,020,940
995	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	996,463
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	774,713
		$2,792,116
Total Tax-Exempt Investments — 111.7% (identified cost $321,293,493)		$332,677,093
Other Assets, Less Liabilities — (11.7)%		$(34,740,764)
Net Assets — 100.0%		$297,936,329

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 68.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 22.4% of total investments.

6

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $3,855,654 or 1.3% of the net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.

A summary of financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	600 U.S. Treasury Bond	Short	$(66,728,557)	$(67,556,250)	$(827,693)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$10,000,000	4.003%	USD-BMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$154,279
Lehman Brothers, Inc.	$7,300,000	5.503%	USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(143,308)
Merrill Lynch Capital Services, Inc.	$4,500,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(47,141)
Morgan Stanley Capital Services, Inc.	$5,000,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(46,932)
					$(83,102)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$280,939,968
Gross unrealized appreciation	$13,974,575
Gross unrealized depreciation	(2,932,450)
Net unrealized appreciation	$11,042,125

7

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	December 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	December 21, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	December 21, 2007